SHORT-TERM BANK DEPOSITS	12 Months Ended
Dec. 31, 2024
Short Term Bank Deposits [Abstract]
SHORT-TERM BANK DEPOSITS
NOTE 4:-	SHORT-TERM BANK DEPOSITS

Short-term bank deposits are deposited in NIS or U.S. Dollars. During the year ended December 31, 2024 and 2023, the Company recognized interest in the amount of $517 and $75, respectively.